EX-1
FORM ABS-15G Wells Fargo Asset Securities Corporation
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Asset Class	Date Of Formation
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)	(y)	(z)
Residential Mortgages-Prime																								Residential Mortgages-Prime
Wells Fargo Mortgage Backed Securities 2008-AR1 Trust CIK # 1424371	X	Wells Fargo	963	$675,349,148.44	100.00%	1	$390,386.56	0.25%	0	$.00	0.00%	1	$390,386.56	0.25%	1	$.00	0.00%	0	$.00	0.00%	0	$.00	0.00%	Residential Mortgages-Prime	2/25/2008
Wells Fargo Mortgage Backed Securities 2008-AR1 Trust CIK # 1424371	TOTAL		963	$675,349,148.44	100.00%	1	$390,386.56		0	$.00		1	$390,386.56		1	$.00		0	$.00		0	$.00		Residential Mortgages-Prime	2/25/2008
Residential Mortgages-Prime	TOTAL		963	$675,349,148.44	100.00%	1	$390,386.56		0	$.00		1	$390,386.56		1	$.00		0	$.00		0	$.00		Residential Mortgages-Prime
	GRAND TOTALS		963	$675,349,148.44		1	$390,386.56		0	$.00		1	$390,386.56		1	$.00		0	$.00		0	$.00